POST-EMPLOYMENT BENEFIT - Fair value of plan assets (Details) - Plan assets - Social security defined benefit plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Pension Benefits
Fair value of assets at the beginning of the year	R$ 25,989,959	R$ 23,780,227
Benefits paid during the fiscal year	(2,910,322)	(2,635,428)
Participant contributions made during the financial year	9,592
Employer contributions paid during the fiscal year	441,038	476,899
Gain/Loss on plan assets (excluding interest income)	666,993	2,012,962
Expected return on assets in the year	918,413	(2,355,299)
Fair value of assets at the end of the year	R$ 23,278,847	R$ 25,989,959